Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 98.1%
155,164	iShares Core S&P 500 ETF	$106,278,030
6,805	SPDR S&P 500 ETF Trust	4,640,466
164,258	Vanguard S&P 500 ETF	103,011,119
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $144,218,305)	213,929,615

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 1.7%
	CALL OPTIONS – 0.2%
	S&P 500 Index
200	Exercise Price: $7,300.00, Notional Amount: $146,000,000, Expiration Date: March 20, 2026	476,000
	TOTAL CALL OPTIONS
	(Cost $880,192)	476,000
	PUT OPTIONS – 1.5%
	S&P 500 Index
198	Exercise Price: $6,650.00, Notional Amount: $131,670,000, Expiration Date: March 20, 2026	2,008,710
116	Exercise Price: $6,700.00, Notional Amount: $77,720,000, Expiration Date: March 20, 2026	1,306,740
	TOTAL PUT OPTIONS
	(Cost $3,790,911)	3,315,450
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $4,671,103)	3,791,450

Principal Amount
	SHORT-TERM INVESTMENTS–0.7%
$1,418,496	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[1]	1,418,496
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,418,496)	1,418,496
	TOTAL INVESTMENTS – 100.5%
	(Cost $150,307,904)	219,139,561
	Liabilities in Excess of Other Assets – (0.5)%	(1,023,411)
	TOTAL NET ASSETS – 100.0%	$218,116,150

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (0.6)%
	PUT OPTIONS – (0.6)%
	S&P 500 Index
(198)	Exercise Price: $6,150.00, Notional Amount: $(121,770,000), Expiration Date: March 20, 2026	$(762,300)
(116)	Exercise Price: $6,200.00, Notional Amount: $(71,920,000), Expiration Date: March 20, 2026	(489,520)
	TOTAL PUT OPTIONS
	(Proceeds $1,627,268)	(1,251,820)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,627,268)	$(1,251,820)

ETF – Exchange-Traded Fund

[1]The rate is the annualized seven-day yield at period end.